Selected Financial Statement Information (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property and Equipment
Medical Equipment, gross		$ 491,629	$ 413,975
Less: Accumulated depreciation		(255,742)	(207,133)
Medical equipment, net	240,208	235,887	206,842
Property and office equipment, gross		58,402	46,164
Less: Accumulated depreciation and amortization		(29,942)	(25,402)
Property and office equipment, net	29,628	28,460	20,762
Total property and equipment, net	269,836	264,347	227,604
Property and equipment financed under capital leases, net		18,134	11,944
Leasehold improvements
Property and Equipment
Property and office equipment, gross		11,181	7,386
Office equipment and vehicles
Property and Equipment
Property and office equipment, gross		$ 47,221	$ 38,778